Disposals and scrapping (Details) R in Millions, $ in Millions, $ in Millions		12 Months Ended
	Mar. 14, 2018 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 ZAR (R)
Disposal and scrapping
Property, plant and equipment			R 708		R 591		R 836
Assets under construction			852		1,200		105
Goodwill and other intangible assets			112		147		103
Equity accounted investments					1,525
Long term receivable and prepaid expenses							7
Assets in disposal groups held for sale			94		215
Trade and other receivables					339		7
Cash and cash equivalents					36
Liabilities in disposal group held for sale			(38)
Short-term provisions					(24)
Tax payable					(35)
Trade and other payables					(208)		(30)
Carrying value of disposals and scrapping before Non-controlling interest			1,728		3,786		1,028
Non-controlling interest					(51)
Carrying value of disposals and scrapping			1,728		3,735		1,028
Total consideration			567		2,425		788
Consideration received			567		2,316		788
Consideration from long-term supply agreement					109
Net loss on disposal before translation effects			(1,161)		(1,310)		(240)
Realisation of accumulated translation effects			52		482		29
Net profit (loss) on disposal			(1,109)		(828)		(211)
Lake Charles Chemicals Project
Disposal and scrapping
Carrying value of disposals and scrapping		$ 48	682
Cost
Disposal and scrapping
Property, plant and equipment			7,245		6,297		7,037
Goodwill and other intangible assets			336		319		173
Accumulated depreciation and impairment
Disposal and scrapping
Property, plant and equipment			(6,537)		(5,706)		(6,201)
Goodwill and other intangible assets			(224)		(172)		(70)
Performance Chemicals - Heat Transfer Fuels (HTF) business
Disposal and scrapping
Consideration received			271
Base Chemicals - Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd
Disposal and scrapping
Consideration received					1,918
Realisation of accumulated translation effects	R 494
Net profit (loss) on disposal	R 864
Energy - Property and mineral rights in US (Lake de Smet)
Disposal and scrapping
Consideration received					215
Energy - Sale of Canada land
Disposal and scrapping
Carrying value of disposals and scrapping						$ 35	354
Consideration received						$ 38	389
Other disposal and scrapping
Disposal and scrapping
Consideration received			R 296		183		R 399
US Gas-To-Liquids (GTL)
Disposal and scrapping
Carrying value of disposals and scrapping				$ 83	R 1,100